Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2013
Transfers of financial assets and variable interest entities
Note 26 Transfers of financial assets and variable interest entities

In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets

Securitizations

The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue CMBS, RMBS and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The Group does not retain material servicing responsibilities from securitization activities.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M13 and 6M12 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.

Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets

The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for a detailed description of continuing involvement in transferred financial assets.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q13 and 4Q12, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q13	4Q12
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Fair value of beneficial interests

The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer

> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2Q13							4Q12
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	8.2		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date

The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q13 and 4Q12.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2Q13											4Q12
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	–	33.8			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	36.2		1.4	–	33.4	0.8	–	19.6		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	–	34.2		2.5	–	16.9	0.3	–	19.3		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings

The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q13 and 4Q12.

> Refer to “Note 28 – Assets pledged and collateral” for further information.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q13	4Q12
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financings
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Variable interest entities

As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: CDOs, CP conduits and financial intermediation.

> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for a detailed description of VIEs, CDOs, CP conduit or financial intermediation.

Collateralized debt obligations

The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.

Commercial paper conduit

The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.

The overall average maturity of the conduit’s outstanding CP was approximately 21 days and 27 days as of 2Q13 and 4Q12, respectively. As of 2Q13 and 4Q12, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poor’s and F-1 by Fitch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto and equipment loans or leases, student loans, residential mortgages and advance financing receivables. As of 2Q13 and 4Q12, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 1.5 years and 2.9 years as of 2Q13 and 4Q12, respectively.

Financial intermediation

The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.

Financial intermediation consists of securitizations, funds, loans and other vehicles.

Consolidated VIEs

The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q13 and 4Q12.

Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	494	67	561
Other assets	8,541	1,495	3,027	4	510	1,833	15,410
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,898	5,736	3,891	2,093	3,818	3,250	29,686
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
4Q12 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	509	72	581
Other assets	7,369	1,637	3,111	4	572	1,843	14,536
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	3,803	9,582
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	168	905	1,228
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Non-consolidated VIEs

The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for further information on non-consolidated VIEs.

Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,484	3,424	1,174	7,504
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,604	4,187	1,812	15,446
Maximum exposure to loss	105	17,807	3,811	6,699	1,914	30,336
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	15,608	217,984
4Q12 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,148	3,572	1,668	7,507
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498
Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216